Common Stock (Details) - USD ($)	1 Months Ended								3 Months Ended		12 Months Ended
	Sep. 30, 2015	Jul. 31, 2015	Jun. 30, 2015	Feb. 28, 2015	Oct. 31, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 02, 2014	Dec. 31, 2013	Sep. 20, 2013	Jun. 10, 2013	Jun. 01, 2013
Class of Stock [Line Items]
Common stock, shares authorized									500,000,000		500,000,000	500,000,000
Common stock par value									$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued					35,417				29,043,425		29,030,925	22,867,319
Common stock, shares outstanding									29,043,425		29,030,925	22,867,319
Common stock value, Issued									$ 29,043		$ 29,031	$ 22,867
Deferred stock compensation											13,800
Net proceeds received									$ (357,415)		4,346,446	$ 2,795,032
Gross proceeds											$ 60,125	$ 41,667
Common stock issued for equity issuance costs						$ 630,000
Employee bonus, Value							$ 337,500
Employee bonus, Share												570,375
Additional working capital							$ 3,000,000
Fully diluted shares							7,000,000
Equity issuance cost						$ 2,950,000
Shares granted											550,000	387,500
Warrants exercised, number of shares					50,000							500,000
Redeem shares for cash												$ (6,000,000)
Consulting Agreement [Member]
Class of Stock [Line Items]
Common stock par value																	$ 1.945
Common stock, shares issued																	20,000
Additional shares issued												10,000					20,000
Common stock price per share												$ 1.85					$ 1.50
Capital Markets Advisory Agreement [Member]
Class of Stock [Line Items]
Common stock par value																$ 1.66
Common stock, shares issued																44,000
Additional shares issued										45,000
Redeem shares for cash, shares				90,000
Redeem shares for cash		$ 56,250		$ 112,500
Number of shares not be issued		45,000
Separation Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued													250,000		250,000
Common stock value, Issued														$ 505,000
Deferred stock compensation														$ 174,808
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Sales of common stock	6,011,106					8,333,333
Warrant exercise price period	5 years					5 years
Sale of stock price per share	$ 0.7875					$ 1.20
Gross proceeds	$ 4,733,746					$ 10,000,000
Purchase of warrants	240,444
Warrants, Value	$ 176,213
New Capital Markets Advisory Agreement [Member]
Class of Stock [Line Items]
Redeem shares for cash, shares	90,000
New Capital Markets Advisory Agreement Shares Issued First [Member]
Class of Stock [Line Items]
Sale of common stock value	$ 41,000
Sale of common stock shares	45,000
Placement agents [Member]
Class of Stock [Line Items]
Commissions and expenses description	Placement agents in the offering received commissions and expenses of $387,300, or approximately 8.2% of the gross proceeds.
Commissions percentage						9.70%
Commissions						$ 970,000
Purchase of warrants						804,139
Warrants, Value						$ 1,110,211
Three executive officers [Member]
Class of Stock [Line Items]
Additional shares issued						200,000
Employee Bonus						$ 240,000
Consultant [Member]
Class of Stock [Line Items]
Additional shares issued						150,000
Vicis Capital Master Fund [Member]
Class of Stock [Line Items]
Debt redemption, amount												$ 6,000,000
Officer [Member]
Class of Stock [Line Items]
Additional shares issued								410,348
Warrants exercised, number of shares								500,000
Director [Member]
Class of Stock [Line Items]
Common stock, shares issued												12,500
Additional shares issued												7,065
Shares granted											50,000	19,565
Granted value											$ 60,125	$ 23,166
Two officers [Member]
Class of Stock [Line Items]
Employee bonus, Share			197,605